Basic and Diluted Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares
Numerator:
Net loss		¥ (394,827)	$ (60,508)	¥ (574,781)	¥ (488,066)
Accretion on Series A convertible redeemable preferred shares redemption value					28,017	$ 4,075
Net loss attributable to ordinary shareholders-Basic and diluted		¥ (394,827)	$ (60,508)	¥ (574,781)	¥ (516,083)
Denominator:
Denominator for basic and diluted loss per share Weighted-average ordinary shares outstanding, Basic and diluted | shares	[1]	49,430,696	49,430,696	49,364,429	26,921,735	26,921,735
Basic and diluted loss per share | (per share)		¥ (7.99)	$ (1.22)	¥ (11.64)	¥ (19.17)
Series A Shares [Member]
Numerator:
Accretion on Series A convertible redeemable preferred shares redemption value		¥ 0			¥ (1,978)
Series B Shares [Member]
Numerator:
Accretion on Series A convertible redeemable preferred shares redemption value		0			(10,140)
Series C Shares [Member]
Numerator:
Accretion on Series A convertible redeemable preferred shares redemption value		¥ 0			¥ (15,899)

[1]	Considering that the holder of Preferred Shares has no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to the Preferred Shares.